Long-term debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-term debt [Text Block]

19. Long-term debt

	Dec. 31, 2025	Dec. 31, 2024
Current:
Senior unsecured notes (a)	$472.1	$-

Non-current:
Senior unsecured notes (a)	538.8	1,111.1
Senior secured revolving credit facilities (b)	(2.3)	(3.6)
	536.5	1,107.5
Total Long-term debt	$1,008.6	$1,107.5

(a) Senior unsecured notes

Balance, January 1, 2024	$1,190.6
Repurchases	(82.6)
Write-down of unamortized transaction costs	0.6
Accretion of transaction costs and premiums	2.5
Balance, December 31, 2024	$1,111.1
Repurchases	(102.5)
Write-down of unamortized transaction costs	0.2
Accretion of transaction costs and premiums	2.1
Balance, December 31, 2025	$1,010.9

As at December 31, 2025, $1,014.9 million aggregate principal amount of senior notes were outstanding in two series: (i) a series of 4.50% senior notes due April 2026 ("2026 notes") in an aggregate principal amount of $472.5 million and (ii) a series of 6.125% senior notes due April 2029 ("2029 notes") in an aggregate principal amount of $542.4 million. To date, the Company repurchased and retired a total of $127.5 million of the 2026 notes and $57.6 million of the 2029 notes at a discount.

During the year ended December 31, 2025, the Company repurchased and retired a total of $102.5 million of the 2026 notes at a discount. For the year ended December 31, 2025, the discount of $0.4 million (year ended December 31, 2024 - $0.7 million) was recorded as Other expenses in the consolidated statements of income. Upon the repurchase and retirement of $102.5 million of senior unsecured notes, the unamortized transaction costs related to this principal amount for the year ended December 31, 2025 of $0.1 million (year ended December 31, 2024 - $0.6 million) were recorded as a finance expense in the consolidated statements of income.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded or unrestricted subsidiaries, and subsidiaries that hold the Copper World and Mason projects as well as any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development.

(b) Senior secured revolving credit facilities

Balance, January 1, 2024[1]	$96.9
Repayments	(100.0)
Accretion of transaction costs	2.0
Transaction costs	(2.5)
Balance, December 31, 2024[1]	$(3.6)
Accretion of transaction costs	1.3
Balance, December 31, 2025[1]	$(2.3)
[1] Balance, representing deferred transaction costs, is in an asset position.

Hudbay has two senior secured revolving credit facilities with total commitments of $450.0 million and substantially similar terms and conditions for its Canadian and Peruvian businesses. Hudbay's revolving credit facilities are secured against substantially all of the Company's assets, other than those associated with Copper World and Mason projects. During 2024, Hudbay repaid $10.0 million under its Canadian revolving credit facility and $90.0 million under the Peruvian revolving credit facility. During the fourth quarter of 2024, the two senior secured revolving credit facilities were extended by three years from October 2025 to November 2028. The newly extended $450.0 million revolving credit facility includes an accordion feature to increase the facility by an additional $150 million at Hudbay's discretion during the four-year tenor. Hudbay incurred $2.5 million of transactions costs associated with the extension which were deferred and amortized over the new term of the credit facilities.

As at December 31, 2025, there were nil draws under the Canadian and Peruvian revolving credit facilities, other than letters of credit to support reclamation and pension obligations as described below.

As at December 31, 2025, the Peru segment had nil in letters of credit issued under the Peru revolving credit facility to support its reclamation obligations and the Manitoba segment had $25.2 million in letters of credit issued under the Canadian revolving credit facility to support its reclamation and pension obligations. As at December 31, 2025, we were in compliance with our covenants under the revolving credit facilities.

Surety bonds

The Arizona segment had $18.4 million in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

The British Columbia segment had $47.9 million in surety bonds issued to support future reclamation and closure obligations. The British Columbia segment had $1.0 million in surety bonds issued to BC Hydro in relation to the BC Hydro transmission system at the Copper Mountain Mine, and to Fisheries and Oceans Canada for fish monitoring. No cash collateral is required to be posted under these surety bonds.

The Peru segment had $23.3 million in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

Other letters of credit

The Peru segment had $111.7 million in letters of credit issued with various Peruvian financial institutions to support future reclamation and other operating matters. No cash collateral is required to be posted under these letters of credit.

The British Columbia segment had $0.3 million in letters of credit issued to the Ministry of Finance and Ministry of Transport and Transit related to other operating matters. No cash collateral is required to be posted under these letters of credit.

Hudbay has a C$130.0 million bilateral letter of credit facility ("LC Facility") with a major Canadian financial institution. As at December 31, 2025, the Manitoba segment had $56.4 million in letters of credit issued under the LC Facility to support its reclamation and pension obligations.